Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Millions	Mar. 17, 2025 $ / shares	Feb. 10, 2025 USD ($) PROPERTY	Feb. 07, 2025 USD ($) shares
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends declared | $ / shares	$ 0.38
Common Class A [Member] | Subsequent Event [Member] | PREDECESSOR MILLROSE BUSINESS [Member]
Subsequent Event [Line Items]
Dividends declared | $ / shares	0.38
Common Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends declared | $ / shares	0.38
Common Class B [Member] | Subsequent Event [Member] | PREDECESSOR MILLROSE BUSINESS [Member]
Subsequent Event [Line Items]
Dividends declared | $ / shares	$ 0.38
Rausch Coleman Homes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of homesites | PROPERTY		24,000
Percentage of interest acquired		100.00%
Cash payment received from acquisition		$ 876
Rausch Coleman Homes [Member] | Subsequent Event [Member] | PREDECESSOR MILLROSE BUSINESS [Member]
Subsequent Event [Line Items]
Number of homesites | PROPERTY		24,000
Percentage of interest acquired		100.00%
Cash payment received from acquisition		$ 876
Lennar Corporation [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of ownership interest after disposal			20.00%
Lennar Corporation [Member] | Common Stock [Member] | Subsequent Event [Member] | PREDECESSOR MILLROSE BUSINESS [Member]
Subsequent Event [Line Items]
Percentage of ownership interest after disposal			20.00%
Lennar Corporation [Member] | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | PREDECESSOR MILLROSE BUSINESS [Member]
Subsequent Event [Line Items]
Percentage of ownership interest sold			80.00%
Lennar Corporation [Member] | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of ownership interest sold			80.00%
Land assets			$ 5,500
Cash			1,000
Lennar Corporation [Member] | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Subsequent Event [Member] | PREDECESSOR MILLROSE BUSINESS [Member]
Subsequent Event [Line Items]
Land assets			5,500
Cash			$ 1,000
Lennar Corporation [Member] | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Retained shares | shares			33,200,053
Lennar Corporation [Member] | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Common Class A [Member] | Subsequent Event [Member] | PREDECESSOR MILLROSE BUSINESS [Member]
Subsequent Event [Line Items]
Retained shares | shares			33,200,053
Lennar Corporation [Member] | February 7, 2028 | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Commitment amount			$ 1,335
Maturity date			Feb. 07, 2028
Lennar Corporation [Member] | February 7, 2028 | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member] | PREDECESSOR MILLROSE BUSINESS [Member]
Subsequent Event [Line Items]
Commitment amount			$ 1,335
Maturity date			Feb. 07, 2028
Lennar Corporation [Member] | March 25, 2025 | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Commitment amount			$ 450
Maturity date			Mar. 25, 2025
Lennar Corporation [Member] | March 25, 2025 | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member] | PREDECESSOR MILLROSE BUSINESS [Member]
Subsequent Event [Line Items]
Commitment amount			$ 450
Maturity date			Mar. 25, 2025